Trade accounts and other accounts payable (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of trade accounts and other accounts payables [Abstract]
Disclosure of detailed information about trade and other accounts payables [text block]
	December 31,
	2018	2017	2016
Trade payables	$3,996,014	3,684,220	3,646,410
Sundry creditors and expenses payable	597,330	479,223	448,679
Provisions	103,494	103,474	105,434
Statutory employee profit sharing	68,432	42,940	42,134
Retained payroll taxes and other local taxes	259,828	241,739	214,558
Direct employee benefits	160,431	171,784	76,721
Interest payable	10,728	16,904	11,160
Others	90	82	81
	$5,196,347	4,740,366	4,545,177